Income tax - Factors affecting tax charge/credit for the year (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Factors affecting tax charge/credit for the year
Profit / (Loss) from continuing operations	$ 65,075	$ (271,729)	$ (1,137)
Tax at the applicable rate of 19% (2021 - 19%, 2020 - 19%)	12,364	(51,629)	(216)
Disallowable expenditure	318	755	24
Difference in tax rate between UK and other jurisdictions	668
Fixed asset timing differences			(852)
Other differences	6
Unutilised losses		3,103	1,421
Difference in rates between current and deferred tax	(1,527)
Unutilised tax losses on which deferred tax is not recognised	6,077	1,991	192
Deferred tax not recognised in respect of share options	4,399
R&D tax credit		33
Additional deduction for R&D		(1,105)
Remeasurement of R&D		(1,322)
Fair valuation of warrants	$ (22,305)	18,637
Reverse acquisition expense		$ 29,537
Income tax credit			$ 569
Applicable rate	19.00%	19.00%	19.00%